UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Series Emerging Markets Debt Fund Fidelity® Series Emerging Markets Debt Fund Class F Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Argentina	13.2	12.6
Mexico	9.3	9.7
Netherlands	7.6	7.7
Turkey	7.0	6.6
United States of America	5.4	5.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	5.9	6.6
Turkish Republic	5.7	5.8
Argentine Republic	4.1	4.8
Brazilian Federative Republic	3.9	4.3
Petrobras Global Finance BV	3.4	2.7
	23.0

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Corporate Bonds	39.9%
Government Obligations	52.2%
Supranational Obligations	0.2%
Stocks	0.3%
Preferred Securities	2.0%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.2%

As of December 31, 2016
Corporate Bonds	38.6%
Government Obligations	54.6%
Stocks	0.5%
Preferred Securities	2.0%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.9%
		Principal Amount(a)	Value
Argentina - 5.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$4,505,000	$4,663,261
Banco Hipotecario SA 9.75% 11/30/20 (b)		11,254,000	12,929,946
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,765,000	1,835,600
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		10,000	11,772
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,665,000	1,877,288
Pampa Holding SA 7.5% 1/24/27 (b)		2,525,000	2,634,989
Pan American Energy LLC 7.875% 5/7/21 (b)		6,096,000	6,657,076
Petrobras Energia SA 7.375% 7/21/23 (b)		1,300,000	1,375,660
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		7,927,345	8,680,443
YPF SA:
8.5% 3/23/21 (b)		11,370,000	12,646,737
8.75% 4/4/24 (b)		11,335,000	12,920,767

TOTAL ARGENTINA			66,233,539

Azerbaijan - 0.7%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		9,065,000	9,812,863
Bangladesh - 0.7%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		8,105,000	8,469,725
8.625% 5/6/19 (Reg. S)		200,000	209,000

TOTAL BANGLADESH			8,678,725

Bermuda - 0.4%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		2,460,000	2,509,200
7.875% 8/1/21 (b)		2,655,000	2,708,100

TOTAL BERMUDA			5,217,300

British Virgin Islands - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,500,000	3,239,061
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		6,100,000	6,130,500
4.875% 10/7/20 (Reg. S)		300,000	301,500

TOTAL BRITISH VIRGIN ISLANDS			9,671,061

Canada - 0.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		80,000	81,800
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		2,005,000	1,959,888
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		2,233,000	2,514,916
10% 11/2/21 pay-in-kind (b)(c)		2,425,000	2,731,156
Sino-Forest Corp. 6.25% 10/21/17 (b)(d)		3,220,000	0

TOTAL CANADA			7,287,760

Cayman Islands - 0.5%
Cementos Progreso Trust 7.125% 11/6/23 (b)		750,000	795,000
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		7,705,000	3,101,263
Pontis IV Ltd. 5.125% 3/31/27 (b)		2,540,000	2,520,950

TOTAL CAYMAN ISLANDS			6,417,213

Cyprus - 0.2%
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,095,000	3,261,202
Dominican Republic - 0.3%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,835,000	4,006,003
Georgia - 0.7%
Georgian Oil& Gas Corp. 6.75% 4/26/21 (b)		2,885,000	3,015,402
JSC BGEO Group 6% 7/26/23 (b)		4,490,000	4,557,530
JSC Georgian Railway 7.75% 7/11/22 (b)		1,790,000	1,965,513

TOTAL GEORGIA			9,538,445

Indonesia - 1.2%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		3,225,000	3,298,891
PT Pertamina Persero:
5.625% 5/20/43 (b)		1,834,000	1,898,157
5.625% 5/20/43 (Reg. S)		900,000	931,484
6% 5/3/42 (b)		3,595,000	3,880,810
6.45% 5/30/44 (b)		1,000,000	1,135,026
6.5% 5/27/41 (b)		4,195,000	4,785,719

TOTAL INDONESIA			15,930,087

Ireland - 0.6%
Borets Finance DAC 6.5% 4/7/22 (b)		3,080,000	3,272,500
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,625,000	2,600,971
EDC Finance Ltd. 4.875% 4/17/20 (b)		1,240,000	1,264,800
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		1,435,000	1,435,000

TOTAL IRELAND			8,573,271

Kazakhstan - 0.5%
Kazkommertsbank Jsc Mtn Bank Ent 8.5% 5/11/18 (b)		4,430,000	4,549,920
KazMunaiGaz Finance Sub BV 4.75% 4/19/27 (b)		2,740,000	2,685,474

TOTAL KAZAKHSTAN			7,235,394

Korea (South) - 0.1%
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	122,300,000	1,887,750
Luxembourg - 2.9%
EVRAZ Group SA:
5.375% 3/20/23 (b)		5,425,000	5,441,275
8.25% 1/28/21 (Reg. S)		5,055,000	5,628,641
Millicom International Cellular SA 6.625% 10/15/21 (b)		6,850,000	7,124,000
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		2,425,000	2,537,156
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		3,470,000	3,287,825
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		6,240,000	6,409,104
SB Capital SA 5.5% 2/26/24 (b)(c)		2,555,000	2,598,180
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,050,000	1,107,120
VM Holding SA 5.375% 5/4/27 (b)		4,580,000	4,623,510

TOTAL LUXEMBOURG			38,756,811

Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	64,900,000	3,377,142
Banco Mercantil del Norte SA 7.625% (b)(c)(e)		1,205,000	1,246,934
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		2,410,000	2,494,350
Metalsa SA de CV 4.9% 4/24/23 (b)		7,020,000	6,932,250
Petroleos Mexicanos:
4.625% 9/21/23		5,840,000	5,910,080
4.875% 1/24/22		6,370,000	6,562,438
4.875% 1/18/24		2,580,000	2,613,282
5.5% 1/21/21		3,335,000	3,498,415
6.375% 2/4/21		2,005,000	2,170,012
6.375% 1/23/45		10,025,000	9,774,375
6.5% 6/2/41		23,650,000	23,484,450
6.625% (b)(e)		8,320,000	8,330,400
6.75% 9/21/47		11,892,000	12,009,493
6.875% 8/4/26		4,035,000	4,470,780
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,350,000	2,414,625
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		6,460,000	6,427,700
7.625% 9/18/20 (Reg S.)		5,292,000	5,339,628

TOTAL MEXICO			107,056,354

Mongolia - 0.4%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		4,833,000	5,159,252
Netherlands - 7.3%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,737,000	1,471,326
GTB Finance BV 6% 11/8/18 (b)		3,076,000	3,133,214
GTH Finance BV:
6.25% 4/26/20 (b)		1,865,000	1,972,517
7.25% 4/26/23 (b)		9,580,000	10,566,836
Metinvest BV 9.3725% 12/31/21 pay-in-kind (c)		17,181,704	15,549,442
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,013,000	6,025,026
Petrobras Global Finance BV:
6.125% 1/17/22		7,915,000	8,164,323
8.375% 5/23/21		21,905,000	24,520,019
8.75% 5/23/26		11,015,000	12,667,250
VTR Finance BV 6.875% 1/15/24 (b)		3,800,000	4,028,000
Zhaikmunai International BV:
7.125% 11/13/19 (b)		8,612,000	8,706,732
7.125% 11/13/19 (Reg. S)		450,000	454,950

TOTAL NETHERLANDS			97,259,635

Nigeria - 1.2%
Zenith Bank PLC:
6.25% 4/22/19 (b)		9,560,000	9,582,944
7.375% 5/30/22 (b)		6,610,000	6,479,122

TOTAL NIGERIA			16,062,066

Peru - 0.3%
Compania Minera Ares SAC 7.75% 1/23/21 (b)		3,315,000	3,526,331
Singapore - 0.2%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,430,000	2,367,588
Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		3,005,000	2,881,044
Turkey - 1.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		1,605,000	1,666,151
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,175,000	3,295,275
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		1,310,000	1,296,811
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		3,405,000	3,310,069
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		3,285,000	3,293,738
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		4,475,000	4,543,521

TOTAL TURKEY			17,405,565

United Kingdom - 1.6%
Afren PLC:
6.625% 12/9/20 (b)(d)		2,088,289	418
10.25% 4/8/19 (Reg. S) (d)		4,990,425	998
Biz Finance PLC 9.75% 1/22/25 (b)		2,775,000	2,837,160
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		5,400,000	5,683,500
10.375% 4/7/19 (b)		1,180,000	1,242,186
10.375% 4/7/19 (Reg. S)		650,000	684,255
Polyus Finance PLC 5.25% 2/7/23 (b)		1,915,000	1,964,407
Vedanta Resources PLC:
6% 1/31/19 (b)		3,465,000	3,577,613
6.375% 7/30/22 (b)		2,360,000	2,367,552
8.25% 6/7/21 (b)		1,975,000	2,153,283

TOTAL UNITED KINGDOM			20,511,372

United States of America - 2.4%
CEMEX Finance LLC:
6% 4/1/24 (b)		1,850,000	1,965,810
9.375% 10/12/22 (b)		1,585,000	1,684,063
Pemex Project Funding Master Trust:
6.625% 6/15/35		18,105,000	18,716,044
6.625% 6/15/38		285,000	288,563
8.625% 12/1/23 (c)		320,000	380,706
Stillwater Mining Co.:
6.125% 6/27/22 (b)		6,685,000	6,584,725
7.125% 6/27/25 (b)		1,710,000	1,681,785

TOTAL UNITED STATES OF AMERICA			31,301,696

Venezuela - 1.8%
Petroleos de Venezuela SA:
5.375% 4/12/27		6,115,000	2,201,400
5.5% 4/12/37		3,475,000	1,242,313
6% 5/16/24 (b)		8,030,000	2,991,175
6% 11/15/26 (b)		9,185,000	3,398,450
8.5% 10/27/20 (b)		3,820,000	2,754,220
9.75% 5/17/35 (b)		19,175,000	8,921,169
12.75% 2/17/22 (b)		3,065,000	1,716,400

TOTAL VENEZUELA			23,225,127

TOTAL NONCONVERTIBLE BONDS
(Cost $522,934,148)			529,263,454

Government Obligations - 52.2%
Argentina - 8.2%
Argentine Republic:
5.625% 1/26/22		4,625,000	4,736,000
6.25% 4/22/19		3,020,000	3,163,450
6.875% 4/22/21		32,985,000	35,293,950
7.125% 6/28/2117 (b)		3,180,000	2,885,850
7.5% 4/22/26		5,415,000	5,834,663
22.8075% 10/9/17 (c)	ARS	40,720,000	2,443,192
Buenos Aires Province:
6.5% 2/15/23 (b)		3,640,000	3,716,440
9.95% 6/9/21 (b)		6,375,000	7,277,063
10.875% 1/26/21 (b)		2,070,000	2,360,835
10.875% 1/26/21 (Reg. S)		14,375,000	16,394,688
City of Buenos Aires 8.95% 2/19/21 (b)		1,405,000	1,563,063
Province of Santa Fe 7% 3/23/23 (b)		6,415,000	6,686,547
Provincia de Cordoba:
7.125% 6/10/21 (b)		8,065,000	8,475,267
7.45% 9/1/24 (b)		4,450,000	4,619,812
12.375% 8/17/17 (b)		2,884,000	2,903,092

TOTAL ARGENTINA			108,353,912

Armenia - 0.7%
Republic of Armenia:
6% 9/30/20 (b)		5,321,000	5,575,237
7.15% 3/26/25 (b)		3,025,000	3,307,475

TOTAL ARMENIA			8,882,712

Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)		2,135,000	1,836,100
7.25% 12/15/21 (b)		185,000	160,950

TOTAL BARBADOS			1,997,050

Belarus - 1.8%
Belarus Republic:
6.875% 2/28/23 (b)		5,130,000	5,237,730
7.625% 6/29/27 (b)		2,990,000	3,051,283
8.95% 1/26/18		15,425,000	15,819,602

TOTAL BELARUS			24,108,615

Brazil - 3.9%
Brazilian Federative Republic:
5.625% 1/7/41		11,880,000	11,434,500
6% 4/7/26		1,230,000	1,327,170
7.125% 1/20/37		13,520,000	15,446,600
8.25% 1/20/34		16,045,000	20,056,250
10% 1/1/21	BRL	10,400,000	3,143,748

TOTAL BRAZIL			51,408,268

Cameroon - 0.1%
Cameroon Republic 9.5% 11/19/25 (b)		700,000	826,000
Colombia - 0.9%
Colombian Republic:
6.125% 1/18/41		1,520,000	1,752,560
7.375% 9/18/37		3,025,000	3,890,150
10.375% 1/28/33		4,264,000	6,555,900

TOTAL COLOMBIA			12,198,610

Costa Rica - 0.5%
Costa Rican Republic:
5.625% 4/30/43 (b)		705,000	632,597
7% 4/4/44 (b)		3,140,000	3,265,600
7.158% 3/12/45 (b)		2,500,000	2,625,000

TOTAL COSTA RICA			6,523,197

Croatia - 0.5%
Croatia Republic:
5.5% 4/4/23 (b)		2,615,000	2,859,738
6% 1/26/24 (b)		1,150,000	1,288,219
6.375% 3/24/21 (b)		2,810,000	3,119,617

TOTAL CROATIA			7,267,574

Dominican Republic - 2.2%
Dominican Republic:
2.25% 8/30/24 (c)		9,915,000	9,600,873
5.95% 1/25/27 (b)		4,370,000	4,566,650
6.85% 1/27/45 (b)		3,095,000	3,296,175
6.875% 1/29/26 (b)		3,725,000	4,158,031
7.45% 4/30/44 (b)		4,910,000	5,597,400
7.5% 5/6/21 (b)		1,200,000	1,326,000

TOTAL DOMINICAN REPUBLIC			28,545,129

Ecuador - 0.7%
Ecuador Republic:
9.65% 12/13/26 (b)		4,395,000	4,389,287
10.5% 3/24/20 (b)		950,000	997,500
10.75% 3/28/22 (b)		3,285,000	3,506,738

TOTAL ECUADOR			8,893,525

Egypt - 1.7%
Arab Republic 5.875% 6/11/25 (b)		1,225,000	1,197,438
Arab Republic of Egypt:
5.875% 6/11/25		2,550,000	2,492,625
6.125% 1/31/22 (b)		7,800,000	7,967,700
7.5% 1/31/27 (b)		1,925,000	2,044,350
8.5% 1/31/47 (b)		8,195,000	8,833,784

TOTAL EGYPT			22,535,897

El Salvador - 0.3%
El Salvador Republic:
7.625% 2/1/41 (b)		1,100,000	1,017,500
7.65% 6/15/35 (Reg. S)		2,220,000	2,074,368
8.625% 2/28/29 (b)		1,110,000	1,154,400

TOTAL EL SALVADOR			4,246,268

Indonesia - 3.0%
Indonesian Republic:
5.25% 1/17/42 (b)		1,700,000	1,837,482
6.625% 2/17/37 (b)		3,495,000	4,329,218
6.75% 1/15/44 (b)		2,585,000	3,326,352
7.75% 1/17/38 (b)		8,070,000	11,133,872
8.375% 3/15/24	IDR	81,872,000,000	6,669,077
8.5% 10/12/35 (Reg. S)		8,370,000	12,048,741

TOTAL INDONESIA			39,344,742

Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,185,000	11,697,178
Ivory Coast - 0.3%
Ivory Coast:
5.75% 12/31/32		2,667,300	2,560,608
6.125% 6/15/33 (b)		2,085,000	2,001,600

TOTAL IVORY COAST			4,562,208

Kenya - 0.3%
Republic of Kenya 6.875% 6/24/24 (b)		3,950,000	4,038,875
Lebanon - 2.3%
Lebanese Republic:
4% 12/31/17		4,630,250	4,610,641
5% 10/12/17		3,115,000	3,115,000
5.15% 6/12/18		9,460,000	9,493,715
5.15% 11/12/18		250,000	251,273
5.45% 11/28/19		3,010,000	3,018,705
6% 5/20/19		5,355,000	5,418,939
6% 1/27/23		2,000,000	1,987,240
6.375% 3/9/20		2,570,000	2,621,400

TOTAL LEBANON			30,516,913

Mexico - 1.2%
United Mexican States:
4.75% 3/8/44		4,278,000	4,282,278
6.05% 1/11/40		4,525,000	5,334,070
6.5% 6/10/21	MXN	119,650,000	6,567,095

TOTAL MEXICO			16,183,443

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		4,840,000	5,297,728
Netherlands - 0.3%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		4,528,125	4,661,886
Nigeria - 0.1%
Central Bank of Nigeria warrants 11/15/20 (f)		3,750	208,088
Republic of Nigeria 6.75% 1/28/21 (b)		500,000	530,040

TOTAL NIGERIA			738,128

Oman - 0.2%
Sultanate of Oman 6.5% 3/8/47 (b)		3,185,000	3,250,331
Pakistan - 0.7%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,680,000	7,044,461
8.25% 4/15/24 (b)		2,000,000	2,269,336

TOTAL PAKISTAN			9,313,797

Panama - 0.2%
Panamanian Republic:
6.7% 1/26/36		855,000	1,100,813
9.375% 4/1/29		1,145,000	1,688,875

TOTAL PANAMA			2,789,688

Peru - 1.2%
Peruvian Republic:
4% 3/7/27 (g)		3,350,000	3,284,417
6.35% 8/12/28 (b)	PEN	15,495,000	5,071,440
8.2% 8/12/26 (Reg. S)	PEN	22,250,000	8,205,799

TOTAL PERU			16,561,656

Russia - 2.8%
Russian Federation:
4.875% 9/16/23 (b)		2,675,000	2,868,895
5.25% 6/23/47 (b)		3,600,000	3,625,099
5.625% 4/4/42 (b)		4,400,000	4,763,000
5.875% 9/16/43 (b)		3,785,000	4,239,692
12.75% 6/24/28 (Reg. S)		12,190,000	21,287,885

TOTAL RUSSIA			36,784,571

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		2,035,000	2,093,417
Senegal - 0.1%
Republic of Senegal 6.25% 5/23/33 (b)		1,820,000	1,846,816
Serbia - 0.6%
Republic of Serbia:
4.875% 2/25/20 (b)		2,255,000	2,349,300
6.75% 11/1/24 (b)		3,467,531	3,536,881
7.25% 9/28/21 (b)		1,680,000	1,940,635

TOTAL SERBIA			7,826,816

Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (b)		1,145,000	1,185,595
6.2% 5/11/27 (b)		1,455,000	1,452,684
6.25% 10/4/20 (b)		3,275,000	3,455,616
6.25% 7/27/21 (b)		1,620,000	1,715,817
6.825% 7/18/26 (b)		930,000	979,685
6.85% 11/3/25 (b)		1,250,000	1,317,133

TOTAL SRI LANKA			10,106,530

Turkey - 5.7%
Turkish Republic:
3.25% 3/23/23		1,250,000	1,172,488
5.125% 3/25/22		5,240,000	5,438,386
5.625% 3/30/21		4,625,000	4,902,500
6% 3/25/27		3,550,000	3,779,898
6.25% 9/26/22		8,750,000	9,506,350
6.75% 5/30/40		4,165,000	4,641,226
6.875% 3/17/36		8,420,000	9,465,764
7% 6/5/20		5,835,000	6,380,164
7.25% 3/5/38		6,820,000	7,993,040
7.375% 2/5/25		9,425,000	10,914,433
8% 2/14/34		2,775,000	3,439,890
9.4% 7/8/20	TRY	12,135,000	3,355,840
11.875% 1/15/30		3,220,000	5,111,750

TOTAL TURKEY			76,101,729

Ukraine - 3.1%
Ukraine Government:
7.75% 9/1/21 (b)		15,917,000	16,166,101
7.75% 9/1/22 (b)		21,597,000	21,704,985
7.75% 9/1/23 (b)		3,137,000	3,105,630

TOTAL UKRAINE			40,976,716

United States of America - 3.0%
U.S. Treasury Notes 2% 11/15/26		40,512,000	39,507,083
Uruguay - 0.5%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		3,330,000	4,528,800
9.875% 6/20/22 (b)	UYU	43,600,000	1,564,358

TOTAL URUGUAY			6,093,158

Venezuela - 1.7%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(h)		57,010	228,040
9.25% 9/15/27		18,805,000	9,308,475
11.95% 8/5/31 (Reg. S)		19,815,000	10,006,575
12.75% 8/23/22		4,400,000	2,365,000
13.625% 8/15/18		968,000	731,324

TOTAL VENEZUELA			22,639,414

Vietnam - 1.0%
Vietnamese Socialist Republic:
2.25% 3/13/28 (c)		425,000	375,407
4% 3/12/28 (g)		12,129,500	12,099,661
4.8% 11/19/24 (b)		830,000	872,272

TOTAL VIETNAM			13,347,340

TOTAL GOVERNMENT OBLIGATIONS
(Cost $672,476,990)			692,066,920

Supranational Obligations - 0.2%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S) (Cost $2,172,736)	INR	140,500,000	2,205,430
		Shares	Value

Common Stocks - 0.3%
Canada - 0.3%
Pacific Exploration and Production Corp.
(Cost $10,927,086)		148,373	3,918,704
		Principal Amount(a)	Value

Sovereign Loan Participations - 0.2%
Indonesia - 0.2%
Indonesian Republic loan participation:
Goldman Sachs 2.1875% 12/14/19 (c)		1,794,097	1,776,156
Mizuho 2.1875% 12/14/19 (c)		1,449,026	1,434,535
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $3,185,692)			3,210,691

Preferred Securities - 2.0%
Cayman Islands - 1.5%
Banco Do Brasil SA 9% (b)(c)(e)		3,800,000	3,859,648
Cosan Overseas Ltd. 8.25% (e)		6,455,000	6,541,371
CSN Islands XII Corp. 7% (Reg. S) (e)		3,890,000	2,401,965
Odebrecht Finance Ltd.:
7.5% (b)(e)		15,255,000	6,964,882
7.5% (Reg. S) (e)		300,000	136,969

TOTAL CAYMAN ISLANDS			19,904,835

Ireland - 0.3%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(e)		4,360,000	4,655,312
Luxembourg - 0.2%
Magnesita Finance Ltd.:
8.625% (b)(e)		2,055,000	2,097,569
8.625% (Reg. S) (e)		300,000	306,214

TOTAL LUXEMBOURG			2,403,783

TOTAL PREFERRED SECURITIES
(Cost $31,525,151)			26,963,930
		Shares	Value

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.10% (i)
(Cost $55,077,300)		55,069,797	55,080,811
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $1,298,299,103)			1,312,709,940
NET OTHER ASSETS (LIABILITIES) - 1.0%			13,601,976
NET ASSETS - 100%			$1,326,311,916

Currency Abbreviations

ARS – Argentine peso

BRL – Brazilian real

IDR – Indonesian rupiah

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

TRY – Turkish Lira

UYU – Uruguay peso

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $600,718,563 or 45.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Quantity represents share amount.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154,763
Total	$154,763

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,918,704	$3,918,704	$--	$--
Corporate Bonds	529,263,454	--	529,262,038	1,416
Government Obligations	692,066,920	--	676,079,395	15,987,525
Supranational Obligations	2,205,430	--	2,205,430	--
Sovereign Loan Participations	3,210,691	--	--	3,210,691
Preferred Securities	26,963,930	--	26,963,930	--
Money Market Funds	55,080,811	55,080,811	--	--
Total Investments in Securities:	$1,312,709,940	$58,999,515	$1,234,510,793	$19,199,632

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$3,478,273
Net Realized Gain (Loss) on Investment Securities	16,035
Net Unrealized Gain (Loss) on Investment Securities	(21,214)
Cost of Purchases	652,162
Proceeds of Sales	(224,917)
Amortization/Accretion	41,361
Transfers into Level 3	12,045,825
Transfers out of Level 3	--
Ending Balance	$15,987,525
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$(21,214)
Other Investments in Securities
Beginning Balance	$3,854,555
Net Realized Gain (Loss) on Investment Securities	(962,817)
Net Unrealized Gain (Loss) on Investment Securities	958,925
Cost of Purchases	--
Proceeds of Sales	(651,718)
Amortization/Accretion	13,162
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,212,107
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2017	$958,925

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains(losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund’s Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	2.8%
BBB	13.3%
BB	23.7%
B	35.5%
CCC,CC,C	10.7%
Not Rated	5.5%
Equities	0.3%
Short-Term Investments and Net Other Assets	5.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,243,221,803)	$1,257,629,129
Fidelity Central Funds (cost $55,077,300)	55,080,811
Total Investments (cost $1,298,299,103)		$1,312,709,940
Cash		1,142,597
Receivable for investments sold		4,630,250
Receivable for fund shares sold		27,370
Interest receivable		22,083,856
Distributions receivable from Fidelity Central Funds		38,449
Total assets		1,340,632,462
Liabilities
Payable for investments purchased	$9,059,622
Payable for fund shares redeemed	5,202,856
Other payables and accrued expenses	58,068
Total liabilities		14,320,546
Net Assets		$1,326,311,916
Net Assets consist of:
Paid in capital		$1,300,110,306
Undistributed net investment income		18,019,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,224,530)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,407,008
Net Assets		$1,326,311,916
Series Emerging Markets Debt:
Net Asset Value, offering price and redemption price per share ($616,927,026 ÷ 59,874,108 shares)		$10.30
Class F:
Net Asset Value, offering price and redemption price per share ($709,384,890 ÷ 68,845,452 shares)		$10.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$1,464,580
Interest		43,208,815
Income from Fidelity Central Funds		154,763
Income before foreign taxes withheld		44,828,158
Less foreign taxes withheld		(46,114)
Total income		44,782,044
Expenses
Management fee	$3,522,104
Transfer agent fees	253,074
Accounting fees and expenses	184,687
Custodian fees and expenses	29,962
Independent trustees' fees and expenses	2,496
Registration fees	16,807
Audit	28,244
Legal	361
Miscellaneous	5,593
Total expenses before reductions	4,043,328
Expense reductions	(5,792)	4,037,536
Net investment income (loss)		40,744,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,591,840
Fidelity Central Funds	1,334
Foreign currency transactions	(24,950)
Total net realized gain (loss)		6,568,224
Change in net unrealized appreciation (depreciation) on: Investment securities	31,674,021
Assets and liabilities in foreign currencies	34,974
Total change in net unrealized appreciation (depreciation)		31,708,995
Net gain (loss)		38,277,219
Net increase (decrease) in net assets resulting from operations		$79,021,727

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,744,508	$78,471,660
Net realized gain (loss)	6,568,224	(7,667,040)
Change in net unrealized appreciation (depreciation)	31,708,995	87,399,697
Net increase (decrease) in net assets resulting from operations	79,021,727	158,204,317
Distributions to shareholders from net investment income	(36,684,521)	(69,548,755)
Share transactions - net increase (decrease)	140,765,134	39,814,388
Total increase (decrease) in net assets	183,102,340	128,469,950
Net Assets
Beginning of period	1,143,209,576	1,014,739,626
End of period	$1,326,311,916	$1,143,209,576
Other Information
Undistributed net investment income end of period	$18,019,132	$13,959,145

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets Debt Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$9.16	$9.61	$10.05	$11.15	$9.92
Income from Investment Operations
Net investment income (loss)A	.320	.693	.698	.646	.603	.627
Net realized and unrealized gain (loss)	.309	.719	(.546)	(.438)	(1.068)	1.218
Total from investment operations	.629	1.412	.152	.208	(.465)	1.845
Distributions from net investment income	(.289)	(.612)	(.602)	(.570)	(.550)	(.565)
Distributions from net realized gain	–	–	–	(.078)	(.085)	(.050)
Total distributions	(.289)	(.612)	(.602)	(.648)	(.635)	(.615)
Net asset value, end of period	$10.30	$9.96	$9.16	$9.61	$10.05	$11.15
Total ReturnB,C	6.35%	15.70%	1.51%	1.87%	(4.22)%	19.09%
Ratios to Average Net AssetsD,E
Expenses before reductions	.68%F	.82%	.82%	.83%	.84%	.85%
Expenses net of fee waivers, if any	.68%F	.81%	.82%	.83%	.84%	.85%
Expenses net of all reductions	.68%F	.81%	.82%	.83%	.84%	.85%
Net investment income (loss)	6.32%F	7.07%	7.29%	6.30%	5.73%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$616,927	$529,354	$481,040	$531,358	$581,496	$675,329
Portfolio turnover rateG	60%F	47%	41%	40%	36%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Emerging Markets Debt Fund Class F

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.96	$9.16	$9.61	$10.05	$11.15	$9.92
Income from Investment Operations
Net investment income (loss)A	.325	.703	.708	.657	.613	.641
Net realized and unrealized gain (loss)	.308	.720	(.546)	(.438)	(1.066)	1.217
Total from investment operations	.633	1.423	.162	.219	(.453)	1.858
Distributions from net investment income	(.293)	(.623)	(.612)	(.581)	(.562)	(.578)
Distributions from net realized gain	–	–	–	(.078)	(.085)	(.050)
Total distributions	(.293)	(.623)	(.612)	(.659)	(.647)	(.628)
Net asset value, end of period	$10.30	$9.96	$9.16	$9.61	$10.05	$11.15
Total ReturnB,C	6.40%	15.82%	1.62%	1.98%	(4.11)%	19.24%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%F	.71%	.72%	.72%	.72%	.73%
Expenses net of fee waivers, if any	.59%F	.71%	.72%	.72%	.72%	.73%
Expenses net of all reductions	.59%F	.71%	.72%	.72%	.72%	.73%
Net investment income (loss)	6.41%F	7.17%	7.39%	6.41%	5.84%	6.07%
Supplemental Data
Net assets, end of period (000 omitted)	$709,385	$613,855	$533,700	$559,075	$565,948	$489,376
Portfolio turnover rateG	60%F	47%	41%	40%	36%	41%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Series Emerging Markets Debt Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Emerging Markets Debt and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$61,777,543
Gross unrealized depreciation	(39,960,346)
Net unrealized appreciation (depreciation) on securities	$21,817,197
Tax cost	$1,290,892,743

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(12,427,965)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $471,284,787 and $354,467,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Effective June 1, 2017, under the management contract approved by the Board and shareholders, Fidelity Management & Research (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. In addition, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Prior to June 1, 2017, the investment adviser and its affiliates provided the Fund with investment management related services for which the Fund paid a monthly management fee. The management fee was the sum of an individual fund fee rate that was based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate was based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective June 1, 2017, fees for these services are no longer charged to the classes. Prior to June 1, 2017, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of Series Emerging Markets Debt. FIIOC received no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Emerging Markets Debt	$253,074.09

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective June 1, 2017, these fees are paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,045 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,382.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,410.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2017	Year ended December 31, 2016
From net investment income
Series Emerging Markets Debt	$16,896,751	$32,179,334
Class F	19,787,770	37,369,421
Total	$36,684,521	$69,548,755

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2017	Year ended December 31, 2016	Six months ended June 30, 2017	Year ended December 31, 2016
Series Emerging Markets Debt
Shares sold	7,182,648	2,532,238	$72,568,515	$24,609,276
Reinvestment of distributions	1,645,087	3,271,469	16,896,751	32,179,334
Shares redeemed	(2,109,734)	(5,152,040)	(21,580,182)	(50,377,814)
Net increase (decrease)	6,718,001	651,667	$67,885,084	$6,410,796
Class F
Shares sold	9,430,445	5,643,548	$95,398,705	$54,711,479
Reinvestment of distributions	1,926,566	3,797,158	19,787,770	37,369,407
Shares redeemed	(4,151,275)	(6,051,018)	(42,306,425)	(58,677,294)
Net increase (decrease)	7,205,736	3,389,688	$72,880,050	$33,403,592

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Series Emerging Markets Debt	.68%
Actual		$1,000.00	$1,063.50	$3.48**
Hypothetical-C		$1,000.00	$1,021.42	$3.41**
Class F	.59%
Actual		$1,000.00	$1,064.00	$3.02**
Hypothetical-C		$1,000.00	$1,021.87	$2.96**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2017 had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Series Emerging Markets Debt	.01%
Actual		$.05
Hypothetical-(b)		$.05
Class F	.01%
Actual		$.05
Hypothetical-(b)		$.05

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SED-SANN-0817
1.924253.106

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017